CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 61.6	$ 102.5
Restricted cash	0.9	0.1
Prepaid expenses	8.4	11.0
Deferred mobilization and contract preparation cost	40.6	39.4
Accrued revenue	107.7	73.7
Other current assets	28.0	32.0
Total current assets	516.6	409.9
Non-current assets
Property, plant and equipment	2.8	3.5
Newbuildings	0.0	5.4
Jack-up drilling rigs, net	2,823.2	2,578.3
Equity method investments	14.5	15.7
Other non-current assets	62.5	67.3
Total non-current assets	2,903.0	2,670.2
Total assets	3,419.6	3,080.1
Current liabilities
Trade payables	81.6	35.5
Accrued expenses	68.0	77.0
Short-term accrued interest and other items	30.6	42.3
Short-term debt	118.1	82.9
Short-term deferred mobilization, demobilization and other revenue	27.1	59.5
Other current liabilities	84.2	63.2
Total current liabilities	409.6	360.4
Non-current liabilities
Long-term debt	1,992.5	1,618.8
Long-term deferred mobilization, demobilization and other revenue	21.0	56.6
Other non-current liabilities	3.2	5.8
Onerous contracts	0.0	54.5
Total non-current liabilities	2,016.7	1,735.7
Total liabilities	2,426.3	2,096.1
Commitments and contingencies
Stockholders’ equity
Share Capital - Common shares of par value $0.10 per share: authorized 315,000,000 (2023: 315,000,000), issued 264,080,391 (2023: 264,080,391) and outstanding 244,926,821 (2023: 252,582,036) shares	26.5	26.5
Treasury shares	(20.9)	(8.9)
Additional paid in capital	340.8	337.2
Contributed surplus	1,923.7	1,988.1
Accumulated deficit	(1,276.8)	(1,358.9)
Total equity	993.3	984.0
Total liabilities and equity	3,419.6	3,080.1
Nonrelated party
Current assets
Trade receivables, net	184.3	56.2
Related party revenue
Current assets
Trade receivables, net	$ 85.1	$ 95.0